Pension and Post-Retirement and Post-Employment Benefits - Schedule of Benefit Obligations and Plan Assets (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	CAD 651	CAD 591
Pension benefit liability	900	952
Hydro One Inc. Pension Plan, Pension Plans Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net unfunded status	900	952
Pension benefit liability	900	952
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net unfunded status	899	952
Pension Benefits [Member] | Great Lakes Power Transmission LP [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	1
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	55	50
Post-retirement and post-employment benefit liability	1,628	1,541
Net unfunded status	CAD 1,683	CAD 1,591